CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Mar. 31, 2022	Mar. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common shares authorized	80,000,000	80,000,000
Common shares issued	20,004,000	20,004,000
Common shares outstanding	20,004,000	20,004,000